                                          MEMBER OF
                                          100% NO-LOAD-TRADEMARK-
ANALYTIC SERIES FUND                      MUTUAL FUND COUNCIL
-------------------------

August 6, 1997

Dear Fellow Shareholders,

    U.S. stock markets surged upward during the second quarter of 1997. Large capitalization ("Blue Chip") indices, such as the S&P 500, continued their strong showing in the US equity markets. The S&P 500 strung together three months over 4% for a quarterly return of 17.4% and 20.4% year-to-date for the period ending June 30, 1997. The performance of small capitalization stocks was also impressive, with the S&P SmallCap 600 up 18.1% for the quarter and 11.6% for first six months ending June 30, 1997. All of the above returns are with dividends reinvested.

    The upward market movement was broadly based with 86 out of 90 S&P index industry groups showing a positive return for the quarter. The best performing sector was trucking which was up a striking 40.6%, although machine companies also performed well, up 39.2%. The worst performing sectors during the quarter were shoes and gold, down 4.9% and 7.0%, respectively.

    U.S. fixed income markets also posted strong gains during the second quarter of 1997. Mild economic growth data quelled fears of suspected interest rate hikes by the Federal Open Market Committee. As a result, all parts of the yield curve benefited. Shorter-term (1-3 years) Treasury issues were up 2.2% for the quarter and 2.9% for the first six months ending June 30, 1997 while intermediate-term (5-10 years) Treasury issues increased 3.9% for the quarter and 2.5% for the first six months of the same period. Longer term issues gained the most, with 15+ year Treasury bonds up 5.6% for the quarter and 2.1% for the first six months.

ENHANCED EQUITY PORTFOLIO

    As of June 30, 1997, your Portfolio's net asset value increased 14.9% per share for the quarter and 16.7% for the first six months, while the S&P 500 Index increased 17.4% and 20.4% for the same periods, both with dividends reinvested. At quarter end, your Portfolio's share price was $14.04 after paying its 16th consecutive quarterly dividend (since public inception) from net investment income of $0.04 per share. With the addition of the second quarter, your portfolio has now increased 30.0% versus the S&P 500's 30.7% over the last nine months, since the inception of the new stock selection model.

    The strong nine month performance and solid historical performance resulted in the Enhanced Equity Portfolio receiving a 5-Star rating (highest rating available) from Morningstar, Inc. for the 4 year period since its inception in July 1, 1993.(i) The rating was given to the portfolio within it's equity universe of 2,000 mutual funds and was awarded due to its strong performance and below average risk.

MASTER FIXED INCOME PORTFOLIO

    As of June 30, 1997, your portfolio was up 3.7% for the quarter and 3.2% for six months. The Lehman Bothers Government/Corporate Bond Index (LBGC) was up 3.6% for the quarter and 2.7% for six months of the same period. At quarter end, the Portfolio's share price was $10.31 after paying its 48th consecutive monthly dividend (since public inception) from net investment income. The total quarterly dividend paid through June 30 was $0.141 per share, and the SEC 30-day and seven-day yield were 5.46% and 5.85% respectively.

SHORT-TERM GOVERNMENT PORTFOLIO

    As of June 30, 1997, your Portfolio's total return was 1.7% for the quarter and 2.2% for six months. The Merrill Lynch 1 to 3 Year Treasury Index increased 2.2% and 2.9%, respectively for the same periods. At quarter end, the Portfolio's share price was $9.77 after paying its 48th consecutive monthly dividend (since public inception) from net investment income. The total quarterly dividend paid through June 30 was $0.1368 per share, and the SEC 30-day and seven-day yield was 5.54% and 5.71% respectively.

    These Funds are suited for investors with differing risk tolerance levels, allowing investors to easily adjust their portfolio within the Analytic Family of Funds. Should you have any questions regarding your Fund's investment strategy or results, please do not hesitate to call us at 1-800-374-2633.

        WE APPRECIATE YOUR BUSINESS AND THANK YOU FOR INVESTING WITH US.

/s/ Harindra de Silva,     /s/ Dennis M. Bein, CFA    /s/ Scott T. Barker
Ph.D., CFA
Harindra de Silva, Ph.D.   Dennis M. Bein, CFA        Scott T. Barker
CFA                        Portfolio Manager          Portfolio Manager
President

                              ANALYTIC SERIES FUND
                                 TOTAL RETURN*
                    FROM INCEPTION 7/1/93--6/30/97, PERCENT

                                      2ND QUARTER     6 MONTH      1 YEAR      INCEPTION
                                     -------------  -----------  -----------  ------------
Short-Term Government Portfolio....        1.72%         2.20%        6.54%         4.93%
Master Fixed Income Portfolio......        3.70          3.19         8.24          6.82
Enhanced Equity Portfolio..........       14.94         16.65        30.96         19.23

* Periods greater than six months are annualized.

(i)Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1997. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the funds' three, five and ten year average returns in excess of 90-day T-bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The top ten percent of the funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35 receive three stars. The Enhanced Equity Portfolio received a 5 star rating for the 4 year period among 1,997 Domestic Equity funds. The Master Fixed Income Portfolio received a 4 star rating for the 3 year period among 1,248 Fixed Income funds. The Short-Term Government Portfolio received a 4 star rating for the 3 year period among 1,248 Fixed Income funds.

                              ANALYTIC SERIES FUND
                                  TOTAL RETURN
                          GROWTH OF $10,000 INVESTMENT
                                7/1/93--6/30/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     THOUSANDS

                                                      Enhanced Equity Portfolio    S & P 500        CPI
                                                                        $10,000      $10,000    $10,000
Sep-93                                                                  $10,162      $10,256    $10,049
12/93                                                                   $10,450      $10,493    $10,097
3/94                                                                    $10,120      $10,093    $10,194
6/94                                                                    $10,213      $10,134    $10,249
9/94                                                                    $10,537      $10,633    $10,346
12/94                                                                   $10,411      $10,630    $10,367
3/95                                                                    $11,343      $11,665    $10,485
6/95                                                                    $12,481      $12,772    $10,561
9/95                                                                    $13,508      $13,788    $10,609
12/95                                                                   $14,092      $14,609    $10,630
3/96                                                                    $14,865      $15,403    $10,783
6/96                                                                    $15,434      $16,099    $10,852
9/96                                                                    $15,554      $16,591    $10,928
12/96                                                                   $17,327      $17,980    $10,983
3/97                                                                    $17,585      $18,449    $11,080
6/97                                                                    $20,212      $21,671    $11,091
Average Annual Return                                                    19.23%
Past performance is not predictive of future
performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     THOUSANDS

                                                          Master Fixed   Lehman Bros. Govt./
                                                      Income Portfolio      Corp. Bond Index
                                                               $10,000               $10,000
9/93                                                           $10,342               $10,332
12/93                                                          $10,363               $10,302
3/94                                                           $10,077                $9,978
6/94                                                           $10,053                $9,854
9/94                                                           $10,229                $9,904
12/94                                                          $10,256                $9,940
3/95                                                           $10,692               $10,436
6/95                                                           $11,270               $11,112
9/95                                                           $11,500               $11,323
12/95                                                          $11,941               $11,853
3/96                                                           $11,975               $11,575
6/96                                                           $12,031               $11,630
9/96                                                           $12,243               $11,835
12/96                                                          $12,620               $12,197
3/97                                                           $12,558               $12,092
6/97                                                           $13,020               $12,531
Average Annual Return                                            6.82%
Past performance is not predictive of future
performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     THOUSANDS

                                                                Short-Term          Merrill Lynch
                                                                                 1-3 Yr. Treasury
                                                      Government Portfolio                  Index
                                                                   $10,000                $10,000
9/93                                                               $10,143                $10,144
12/93                                                              $10,200                $10,203
3/94                                                               $10,101                $10,153
6/94                                                               $10,090                $10,161
9/94                                                               $10,204                $10,261
12/94                                                              $10,199                $10,262
3/95                                                               $10,542                $10,606
6/95                                                               $10,856                $10,946
9/95                                                               $11,017                $11,111
12/95                                                              $11,274                $11,390
3/96                                                               $11,287                $11,428
6/96                                                               $11,386                $11,544
9/96                                                               $11,561                $11,734
12/96                                                              $11,869                $11,957
3/97                                                               $11,926                $12,036
6/97                                                               $12,125                $12,302
Average Annual Return                                                4.93%
Past performance is not predictive of future
performance.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest in an unmanaged index.

The investment returns quoted represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SHORT-TERM GOVERNMENT PORTFOLIO                        JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

Principal                                                                     Maturity    Market
 Amount                                                              Coupon     Date      Value
---------                                                            ------   --------  ----------
ASSET-BACKED SECURITIES--28.33% OF NET ASSETS
$300,000    Federal Home Loan Mortgage Corp. (Cost $296,342)         6.51%    12/10/01  $  297,098
                                                                                        ----------
U.S. TREASURY OBLIGATIONS--56.85%
 300,000    Treasury Note                                            5.63%    11/30/00     293,906
 200,000    Treasury Note                                            7.25%    2/15/98      201,813
 100,000    Treasury Note                                            6.25%    3/31/99      100,344
                                                                                        ----------
            TOTAL U.S. TREASURY OBLIGATIONS                                                596,063
              (Cost $605,721)
                                                                                        ----------

CASH EQUIVALENTS--13.16%
 138,023    SEI Daily Income Prime Obligation Fund 5.44% (Cost                             138,023
              $138,024)
                                                                                        ----------

TOTAL INVESTMENTS (COST $1,040,087)--98.34%                                              1,031,184

EXCESS OTHER ASSETS OVER LIABILITIES (NET)--1.66%                                           17,398
                                                                                        ----------

NET ASSETS--100%                                                                        $1,048,582
                                                                                        ----------
                                                                                        ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        SHORT-TERM GOVERNMENT PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Securities portfolio at market value (identified cost $902,063).....................................  $ 893,161
  Cash equivalents....................................................................................    138,023
  Receivable from investment advisor..................................................................     13,759
  Accrued interest receivable.........................................................................     11,579
  Unamortized organization expense....................................................................      1,156
                                                                                                        ---------
    Total assets......................................................................................  1,057,678
                                                                                                        ---------
LESS LIABILITIES:
  Accrued expenses....................................................................................      8,907
  Trustees' fees payable..............................................................................        189
                                                                                                        ---------
  Total liabilities...................................................................................      9,096
                                                                                                        ---------
NET ASSETS............................................................................................  $1,048,582
                                                                                                        ---------
                                                                                                        ---------
REPRESENTED BY:
  Paid in capital.....................................................................................  $1,852,053
  Undistributed net investment income.................................................................       (158)
  Net realized loss on investment and foreign currency transactions...................................   (794,411)
  Net unrealized appreciation/depreciation of investment and foreign currency transactions............     (8,902)
                                                                                                        ---------
                                                                                                        $1,048,582
                                                                                                        ---------
                                                                                                        ---------
  Net asset value, purchase and redemption price per outstanding capital share (107,306 capital shares
    outstanding)......................................................................................  $    9.77
                                                                                                        ---------
                                                                                                        ---------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 1997     YEAR ENDED
                                                                                   (UNAUDITED)   DECEMBER 31, 1996
                                                                                  -------------  -----------------
OPERATIONS:
  Net investment income.........................................................   $    22,207      $ 1,521,025
  Net realized loss on investments..............................................          (498)        (444,657)
  Change in unrealized appreciation on investments..............................          (872)          (8,088)
                                                                                  -------------  -----------------
    Increase in net assets from operations......................................        20,837        1,068,280
                                                                                  -------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....................................................       (22,365)      (1,521,025)
  Return of capital.............................................................       --               (12,345)
                                                                                  -------------  -----------------
    Decrease in net assets from distributions...................................       (22,365)      (1,533,370)
                                                                                  -------------  -----------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 111,027 and 115,424 capital shares for six months ended
    June 30, 1997 and year ended December 31, 1996, respectively................     1,083,951        1,165,744
  Proceeds from 2,249 and 149,181 capital shares issued upon reinvestment of distributions for six months ended June 30, 1997 and year ended December 31,
    1996, respectively..........................................................        21,995        1,465,395
  Cost of 108,428 and 2,957,142 capital shares redeemed for six months ended
    June 30, 1997 and year ended December 31, 1996, respectively................    (1,063,415)     (29,038,540)
                                                                                  -------------  -----------------
    Increase (decrease) in net assets from fund share transactions..............        42,531      (26,407,401)
                                                                                  -------------  -----------------
  Net increase (decrease) in net assets.........................................        41,003      (26,872,491)
    Net assets, beginning of period.............................................     1,007,579       27,880,070
                                                                                  -------------  -----------------
    Net assets, end of period...................................................   $ 1,048,582      $ 1,007,579
                                                                                  -------------  -----------------
                                                                                  -------------  -----------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        SHORT-TERM GOVERNMENT PORTFOLIO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $   24,604
                                                              ----------
    Total investment income.................................      24,604
                                                              ----------
EXPENSES:
  Registration fees.........................................       9,073
  Administrative fees.......................................       5,235
  Organizational expenses...................................       1,362
  Investment advisory and management fees...................       1,199
  Audit and tax fees........................................         539
  Shareholder services, reports and notices.................         338
  Trusteees' fees and expenses..............................         201
  Custodian fees............................................         120
  Legal fees................................................          82
                                                              ----------
    Total expenses..........................................      18,149
  Reimbursed expenses by the adviser........................     (15,752)
                                                              ----------
  Net expenses..............................................       2,397
                                                              ----------
  Net investment income.....................................      22,207
                                                              ----------
NET REALIZED & UNREALIZED LOSSES ON INVESTMENTS
  Net realized loss on investments..........................        (498)
  Net change in unrealized appreciation/depreciation on
    investments.............................................        (872)
                                                              ----------
    Net realized and unrealized loss on investments.........      (1,370)
                                                              ----------
      Net increase in net assets from operations............  $   20,837
                                                              ----------
                                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MASTER FIXED INCOME PORTFOLIO                          JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


FIXED INCOME SECURITIES
Principal                                                                       Maturity    Market
  Amount                                                              Coupon      Date       Value
----------                                                           --------   --------  -----------

U.S. TREASURY OBLIGATIONS--17.64% OF NET ASSETS
$  300,000  Treasury Bond                                              7.50%    11/15/16  $   320,625
   250,000  Treasury Bond                                              8.00     11/15/21      282,734
   350,000  Treasury Note                                              5.25     7/31/98       347,812
 1,000,000  Treasury Note                                              5.63     11/30/00      979,688
   500,000  Treasury Note                                              5.88     6/30/00       495,312
   250,000  Treasury Note                                              6.25     2/15/03       248,047
   150,000  Treasury Note                                              6.38     1/15/99       150,891
   250,000  Treasury Note                                              6.38     8/15/02       249,844
 1,500,000  Treasury Note                                              6.50     5/15/05     1,497,657
   200,000  Treasury Note                                              8.00     5/15/01       211,313
   250,000  Treasury Note                                              8.50     11/15/00      266,563
   125,000  Treasury Note                                              8.88     5/15/00       133,711
   275,000  Treasury Note                                              9.13     5/15/99       289,609
                                                                                          -----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,649,395)                                                             5,473,806
                                                                                          -----------

U.S. MORTGAGE BACKED SECURITIES--13.60%
            Federal Home Loan Mortgage Corporation Gold Pool
 1,095,839    #D66053                                                  7.00%    12/1/25     1,078,065
            Federal Home Loan Mortgage Corporation Gold Pool
   582,083    #C80397                                                  7.50      4/1/26       584,720
            Federal Home Loan Mortgage Corporation Gold Pool
    98,189    #C00120                                                  8.00      5/1/22       101,219
            Federal Home Loan Mortgage Corporation Gold Pool
   100,046    #A00771                                                  8.50      8/1/17       105,364
 1,134,617  Federal National Mortgage Association Pool #250440         7.00      1/1/26     1,114,398
   101,145  Federal National Mortgage Association Pool #55554          8.50      6/1/08       106,334
   557,976  Government National Mortgage Association Pool #345414      6.50     11/15/23      537,945
   111,127  Government National Mortgage Association Pool #8228        7.13     7/20/23       114,535
   108,871  Government National Mortgage Association Pool #344313      7.50     7/15/23       109,761
   100,308  Government National Mortgage Association Pool #326210      7.50     9/15/23       101,235
    60,464  Government National Mortgage Association Pool #341445      8.00     12/15/22       62,207
    49,649  Government National Mortgage Association Pool #311857      8.50     9/15/21        52,099
    33,943  Government National Mortgage Association Pool #302242      9.50     2/15/21        36,668
    28,468  Government National Mortgage Association Pool #297479     10.00     9/15/20        31,092
    33,133  Government National Mortgage Association Pool #299059     10.00     10/15/20       36,187
    13,201  Government National Mortgage Association Pool #290783     10.00     6/15/20        14,417
    32,076  Government National Mortgage Association Pool #298778     10.00     11/15/20       35,032
                                                                                          -----------
            TOTAL U.S. MORTGAGE BACKED SECURITIES
              (Cost $4,258,103)                                                             4,221,278
                                                                                          -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SECURITIES (CONTINUED)
Principal                                                                       Maturity    Market
  Amount                                                              Coupon      Date       Value
----------                                                           --------   --------  -----------
U.S. AGENCY OBLIGATIONS--19.51%
$  500,000  Federal Home Loan Bank                                     5.88%    8/20/03   $   481,160
   500,000  Federal Home Loan Bank                                     6.83      6/7/01       503,120
   665,000  Federal Home Loan Mortgage Corporation                     7.75     11/7/01       695,496
   500,000  Federal National Mortgage Association                      5.88      2/2/06       470,659
   525,000  Federal National Mortgage Association                      6.36     8/16/00       524,980
 1,000,000  Federal National Mortgage Association                      6.63     4/18/01     1,005,432
 1,000,000  Federal National Mortgage Association                      7.00     5/10/01     1,005,581
   200,000  Federal National Mortgage Association                      7.55     4/22/02       208,179
   400,000  Federal National Mortgage Association                      7.65     3/10/05       421,552
   500,000  Student Loan Marketing Association                         6.05     9/14/00       495,028
   250,000  Tennessee Valley Authority                                 6.38     6/15/05       244,592
                                                                                          -----------
            TOTAL U.S. AGENCY OBLIGATIONS
              (Cost $6,058,454)                                                             6,055,779
                                                                                          -----------

CORPORATE OBLIGATIONS/OTHER--19.66%
    95,000  African Development Bank                                   6.75%    10/1/04        94,131
   125,000  Amoco Canada Corp.                                         6.75     2/15/05       124,606
   161,000  Atlantic Richfield Corp.                                  10.25      7/2/00       163,907
   100,000  Australia Commonwealth                                     8.38     3/15/17       108,913
   100,000  Du Pont (e.i.) De Nemours                                  6.00     12/1/01        97,644
   100,000  Du Pont (e.i.) De Nemours                                  8.50     2/15/03       105,876
   220,000  Ford Capital BV                                            9.50      8/9/00       235,310
   280,000  General Electric Capital                                   8.50     7/24/08       313,150
   500,000  General Motors Acceptance Corp.                            6.88     7/15/01       501,838
 1,000,000  Gillette Co.                                               5.75     10/15/05      933,975
   500,000  Glaxo Wellcome Plc                                         6.13     1/25/06       475,625
   200,000  KFW International Finance                                  7.63     2/15/04       209,085
   105,000  Kingdom Of Sweden                                         11.13      6/1/15       145,833
   250,000  Kingdom Of Sweden                                         12.75     10/15/97      254,629
   100,000  Limited, Inc.                                              8.88     8/15/99       103,729
   250,000  McGraw-Hill, Inc.                                          9.43      9/1/00       268,591
   250,000  Norddeutsche Landesbank Corp.                              6.88     3/10/03       248,777
   250,000  Premark Corporation                                       10.50     9/15/00       276,605
   200,000  Private Export Funding                                     6.90     1/31/03       203,051
   250,000  Private Export Funding                                     9.45     12/31/99      268,053
   800,000  SmithKline Beecham                                         7.38     11/10/97      803,714
   160,000  Standard Credit Card Master Trust                          8.88      7/7/98       164,638
                                                                                          -----------
            TOTAL CORPORATE OBLIGATIONS/OTHER
              (Cost $6,249,500)                                                             6,101,680
                                                                                          -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MASTER FIXED INCOME PORTFOLIO                          JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

FIXED INCOME SECURITIES (CONCLUDED)
Principal                                                                       Maturity    Market
  Amount                                                                          Date       Value
----------                                                                      --------  -----------
ZERO COUPON BONDS--0.71%
$   50,000  Kingdom Of Sweden                                                    4/1/04   $    31,835
 1,000,000  Resolution Funding Corp. Strip Principal                            1/15/21       190,054
                                                                                          -----------
            TOTAL ZERO COUPON BONDS
              (Cost $201,433)                                                                 221,889
                                                                                          -----------
TOTAL FIXED INCOME SECURITIES--71.12%
  (Cost $22,416,885)                                                                       22,074,432
                                                                                          -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                              Outstanding Options
                                                                                               (*Indicates Put)
                                                                             -----------------------------------------------------
COMMON STOCKS                                             Investments                                              Market Value
                                                    -----------------------                                     ------------------
                                                     Number       Market      Shares    Expiration   Exercise   Options   Options
                                                    of Shares      Value     Optioned      Date       Price      Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   --------  --------

AEROSPACE & DEFENSE--(0.04%)
AAR Corp.                                                       $             10,000     Oct '97     $30.00*    $         $ 11,250
                                                                                                                          --------

AIR TRANSPORT--0.07%
Comair Inc.                                                                    6,000     Sep '97      25.00       20,250
                                                                                                                --------

BANKS/SAVINGS & LOANS--(0.02%)
Crestar Financial Corp.                                                        4,500     Dec '97      35.00*                 5,906
                                                                                                                          --------

BUILDING/PACKAGE MATERIALS--(0.06%)
Fastenal Co.                                                                   3,000     Nov '97      50.00*                17,438
                                                                                                                          --------

CHEMICALS--(0.02%)
Cytec Industries, Inc.                                                         4,500     Aug '97      35.00*                 2,813
Engelhard Corp.                                                                3,000     Jul '97      22.50          281
Great Lakes Chemical Corp.                                                     3,500     Sep '97      45.00*                 2,078
Hercules, Inc.                                                                 3,500     Sep '97      40.00*                   656
                                                                                                                --------  --------
                                                                                                                     281     5,547
                                                                                                                --------  --------

COMPUTER SERVICES/SOFTWARE--0.65%
Cadence Design Systems                                                         2,500     Aug '97      30.00*                 3,594
Cisco Systems Inc**                                   5,000         335,625    5,000     Oct '97      45.00                118,750
Comverse Technology Inc.                                                       3,500     Jan '98      45.00*                19,469
MicroAge, Inc.                                                                 8,000     Aug '97      15.00*                 5,250
Parametric Technology Corp.                                                    2,500     Aug '97      65.00          156
Synopsys Inc.                                                                  5,000     Aug '97      30.00        9,688
                                                                -----------                                     --------  --------
                                                                    335,625                                        9,844   147,063
                                                                -----------                                     --------  --------

COMPUTERS--(0.03%)
Cabletron System Inc                                                           5,000     Jul '97      30.00*                10,625
                                                                                                                          --------

COSMETICS & PERSONAL CARE--(0.01%)
NBTY, Inc.                                                                     7,500     Sep '97      27.00*                 2,344
Rexall Sundown, Inc.                                                           6,000     Aug '97      25.00*                   937
                                                                                                                          --------
                                                                                                                             3,281
                                                                                                                          --------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MASTER FIXED INCOME PORTFOLIO                          JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                          Investments                         Outstanding Options
                                                    -----------------------                    (*Indicates Put)
                                                                             -----------------------------------------------------
                                                                                                                   Market Value
                                                                                                                ------------------
COMMON STOCKS (CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options   Options
                                                    of Shares      Value     Optioned      Date       Price      Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   --------  --------
ELECTRONICS--0.59%
Advanced Micro Devices, Inc.                                    $              7,000     Jul '97     $42.50*    $         $ 54,250
Applied Magnetics                                                             13,500     Oct '97      22.50*                48,938
Atmel Corp.                                                                    3,500     Aug '97      25.00       13,562
Electroglas, Inc.                                                              8,500     Oct '97      17.50       69,594
Hewlett Packard Co.                                   5,000         280,000    5,000     Jan '98      35.00                106,250
Kulicke & Soffa Industries, Inc.                                               4,500     Oct '97      35.00       15,750
Linear Technology Corp.                                                        3,000     Aug '97      50.00       13,313
                                                                -----------                                     --------  --------
                                                                    280,000                                      112,219   209,438
                                                                -----------                                     --------  --------

FINANCIAL SERVICES & BROKERS--0.00%
Student Loan Marketing                                                         3,000     Jul '97     100.00*                   375
                                                                                                                          --------

FOREST PRODUCTS & PAPER--0.02%
James River Corp.                                                              7,500     Sep '97      40.00        7,500
                                                                                                                --------

INSURANCE--(0.07%)
Allstate Corp.                                                                 3,500     Oct '97      80.00        5,687
Conseco, Inc.                                                                  8,000     Jan '98      37.50*                28,500
                                                                                                                --------  --------
                                                                                                                   5,687    28,500
                                                                                                                --------  --------

MEDICAL SUPPLIES & SERVICES--0.13%
Acuson Corp.                                                                   6,500     Oct '97      22.50*                13,000
Organogenesis, Inc.                                                            7,500     Jul '97      25.00*                 8,906
Sofamor Danek Group, Inc.                                                      6,500     Sep '97      45.00       21,531
Spacelabs Medical, Inc.                                                        5,000     Jul '97      20.00*                   625
United Healthcare Ltd.                                                         6,000     Sep '97      50.00       31,125
VISX, Inc.                                                                     6,000     Sep '97      25.00       11,250
                                                                                                                --------  --------
                                                                                                                  63,906    22,531
                                                                                                                --------  --------

MISCELLANEOUS MANUFACTURING--(0.01%)
Timken Co.                                                                     5,000     Sep '98      32.50*                 3,125
                                                                                                                          --------

OIL AND GAS--0.48%
El Paso Natural Gas Co.                                                        2,500     Jan '98      60.00        3,125
Nicor, Inc.                                           4,000         143,500    4,000     Jul '97      35.00*         750
                                                                -----------                                     --------
                                                                    143,500                                        3,875
                                                                -----------                                     --------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                          Investments                         Outstanding Options
                                                    -----------------------                    (*Indicates Put)
                                                                             -----------------------------------------------------
                                                                                                                   Market Value
                                                                                                                ------------------
COMMON STOCKS (CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options   Options
                                                    of Shares      Value     Optioned      Date       Price      Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   --------  --------
OIL EQUIPMENT/EXPLORATION & SERVICES--0.24%
Baker Hughes, Inc.                                              $              8,500     Oct '97     $35.00*    $         $ 11,156
Ensco International, Inc.                                                      3,000     Sep '97      50.00*                 8,813
Pogo Producing                                        3,000         116,063    3,000     Jul '97      40.00                  2,625
Seitel, Inc.                                                                   8,500     Nov '97      35.00*                18,594
                                                                -----------                                               --------
                                                                    116,063                                                 41,188
                                                                -----------                                               --------

PHARMACEUTICAL & BIOTECHNOLOGY--(0.39%)
Centocor, Inc                                                                  3,500     Jul '97      40.00          438
Enzo Biochem, Inc.                                                            20,000     Oct '97      15.00*                30,000
Liposome Co., Inc.                                                             7,500     Nov '97      20.00*                83,438
North American Vaccine, Inc.                                                   6,000     Sep '97      17.50*                 8,625
                                                                                                                --------  --------
                                                                                                                     438   122,063
                                                                                                                --------  --------

RESTAURANTS & LODGING--(0.16%)
Boston Chicken, Inc.                                                           7,500     Oct '97      20.00*                48,281
                                                                                                                          --------

RETAIL--GENERAL/DEPARTMENT--0.00%
Neiman Marcus Group, Inc.                                                      6,500     Jul '97      22.50*                   609
                                                                                                                          --------

SPECIALTY RETAIL/WHOLESALE--0.02%
Ann Taylor Stores Corp.                                                        7,500     Sep '97      20.00       13,125
Nautica Enterprises, Inc.                                                      6,500     Jul '97      22.50*                 2,437
Russell Corp.                                                                  4,000     Oct '97      25.00*                 3,000
                                                                                                                --------  --------
                                                                                                                  13,125     5,437
                                                                                                                --------  --------

TELECOMMUNICATION UTILITIES--0.06%
American Telephone & Telegraph Corp.                                           8,500     Oct '97      35.00       19,125
                                                                                                                --------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MASTER FIXED INCOME PORTFOLIO                          JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                          Investments                         Outstanding Options
                                                    -----------------------                    (*Indicates Put)
                                                                             -----------------------------------------------------
                                                                                                                   Market Value
                                                                                                                ------------------
COMMON STOCKS (CONTINUED)
                                                     Number       Market      Shares    Expiration   Exercise   Options   Options
                                                    of Shares      Value     Optioned      Date       Price      Bought     Sold
                                                    ---------   -----------  --------   ----------   --------   --------  --------
TELECOMMUNICATIONS & EQUIPMENT--0.02%
Digital Microwave Corp.                                         $              4,500     Sep '97     $35.00     $  6,469  $
                                                                -----------                          --------   --------  --------
    TOTALS                                                      $   875,188                                     $262,719  $682,657
                                                                -----------                                     --------  --------
                                                                -----------                                     --------  --------
TOTAL FIXED INCOME SECURITIES--71.12%
  (Cost $22,416,885)                                            $22,074,432

TOTAL COMMON STOCKS--2.82%
  (Cost $765,785)                                               $   875,188

TOTAL OPTIONS PURCHASED--0.85%
  (Cost $249,621)                                                   262,719
                                                                -----------

TOTAL INVESTMENTS--74.79%
  (Cost $23,432,291)                                             23,212,339

TOTAL OPTIONS SOLD--(2.20%)
  (Premiums ($589,880))                                            (682,657)

CASH EQUIVALENTS--27.03%
  SEI Daily Income Prime Obligation Fund 5.44%
    (Cost $8,391,069)                                             8,391,069

EXCESS OTHER ASSETS OVER LIABILITIES (NET)--0.38%                   117,199
                                                                -----------

NET ASSETS--100%                                                $31,037,950
                                                                -----------
                                                                -----------

**NON-INCOME PRODUCING SECURITY

________________________________________________________________________________

TEN LARGEST HOLDINGS*

                                               Percent of
                                               Net Assets
                                               ----------
1. U.S. Treasury Note 6.50%, 5/15/05              4.8%
2. Federal National Mortgage Association
    Pool # 250440 7.00%, 1/1/26                   3.6
3. Federal Home Loan Mortgage
    Corporation Gold Pool # D66053
    7.00%, 12/1/25                                3.5
4. Federal National Mortgage Association
    7.00%, 5/10/01                                3.2
5. Federal National Mortgage Association
    6.63%, 4/18/01                                3.2

                                               Percent of
                                               Net Assets
                                               ----------
 6. U.S. Treasury Note 5.63%, 11/30/00            3.2%
 7. Gillette Co. 5.75%, 10/15/05                  3.0
 8. SmithKline Beecham 7.38%, 11/10/97            2.6
 9. Federal Home Loan Mortgage
     Corporation Gold Pool # C80397
     7.50%, 4/1/26                                1.9
10. Government National Mortgage
     Association Pool #345414
     6.50%, 11/15/23                              1.7

*EXCLUDES CASH EQUIVALENTS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         MASTER FIXED INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Securities portfolio at market value (identified cost $23,432,291).................................  $23,212,339
  Cash equivalents...................................................................................    8,391,069
  Accrued interest receivable........................................................................      386,858
  Receivable for investments sold....................................................................       48,418
  Receivable for variation margin on futures.........................................................        3,062
  Dividends receivable...............................................................................        2,100
  Unamortized organization expense...................................................................        2,988
                                                                                                       -----------
    Total assets.....................................................................................   32,046,834
                                                                                                       -----------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $589,880)...................................      682,657
  Payable for investments purchased..................................................................      164,307
  Dividends payable..................................................................................      134,011
  Accrued expenses...................................................................................       20,573
  Payable to custodian bank..........................................................................        7,336
                                                                                                       -----------
    Total liabilities................................................................................    1,008,884
                                                                                                       -----------
  Net assets.........................................................................................  $31,037,950
                                                                                                       -----------
                                                                                                       -----------
REPRESENTED BY:
  Paid in capital....................................................................................  $30,832,446
  Undistributed net investment income................................................................        2,752
  Undistributed net realized gain....................................................................      514,418
  Net unrealized depreciation of investments.........................................................     (311,666)
                                                                                                       -----------
                                                                                                       $31,037,950
                                                                                                       -----------
                                                                                                       -----------
  Net asset value, purchase and redemption price per outstanding capital share (3,010,824 capital
    shares outstanding)..............................................................................  $     10.31
                                                                                                       -----------
                                                                                                       -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         MASTER FIXED INCOME PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 1997 (UNAUDITED)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                 JUNE 30, 1997     YEAR ENDED
                                                                                  (UNAUDITED)   DECEMBER 31, 1996
                                                                                 -------------  -----------------
OPERATIONS:
  Net investment income........................................................  $     831,817    $   1,517,339
  Net realized gain (loss) on investment and option transactions...............        516,347          388,620
  Change in unrealized appreciation on investments and options outstanding.....       (394,043)        (351,052)
                                                                                 -------------  -----------------
    Increase in net assets from operations.....................................        954,121        1,554,907
                                                                                 -------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...................................................       (829,065)      (1,517,896)
  From net realized gains......................................................       --               (355,905)
  In excess of net realized gains..............................................       --                 (1,929)
                                                                                 -------------  -----------------
    Decrease in net assets from distributions..................................       (829,065)      (1,875,730)
                                                                                 -------------  -----------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales 231,078 and 1,071,233 capital shares for six months,
    ended June 30, 1997 and year ended December 31, 1996, respectively.........      2,359,037       10,955,161
  Proceeds from 7,381 and 22,483 capital shares issued upon reinvestment of distributions six months ended June 30, 1997 and year ended December 31,
    1996, respectively.........................................................         74,369          231,188
  Cost of 43,605 and 665,512 capital shares redeemed for six months, ended June
    30, 1997 and year ended December 31, 1996, respectively....................       (446,051)      (6,807,732)
                                                                                 -------------  -----------------
  Increase (decrease) in net assets from fund share transactions...............      1,987,355        4,378,617
                                                                                 -------------  -----------------
  Net increase (decrease) in net assets........................................      2,112,411        4,057,794
    Net assets, beginning of period............................................     28,925,539       24,867,745
                                                                                 -------------  -----------------
    Net assets, end of period..................................................  $  31,037,950    $  28,925,539
                                                                                 -------------  -----------------
                                                                                 -------------  -----------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         MASTER FIXED INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Interest............................................................................................  $ 959,474
  Dividend............................................................................................      5,630
                                                                                                        ---------
    Total investment income...........................................................................    965,104
                                                                                                        ---------
EXPENSES:
  Investment advisory and management fees.............................................................     66,727
  Administrative fees.................................................................................     28,508
  Custodian fees......................................................................................     10,380
  Registration fees...................................................................................      9,945
  Shareholder services, reports and notices...........................................................      5,967
  Audit and tax fees..................................................................................      4,310
  Trustees' fees and expenses.........................................................................      3,647
  Legal fees..........................................................................................        995
  Miscellaneous fees..................................................................................      2,808
                                                                                                        ---------
  Total expenses......................................................................................    133,287
                                                                                                        ---------
  Net investment income...............................................................................    831,817
                                                                                                        ---------
NET REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENT AND OPTION TRANSACTIONS
  Net realized gain (loss) on:
    Investments............................................................................  $ 451,539
    Options................................................................................     78,699
    Futures................................................................................    (13,891)
                                                                                             ---------
  Total net realized gain.............................................................................    516,347
                                                                                                        ---------
  Change in unrealized appreciation/depreciation:
    Investments and options................................................................   (395,106)
    Futures................................................................................      1,063
                                                                                             ---------
  Total net change in unrealized appreciation/depreciation.................................              (394,043)
                                                                                                        ---------
  Net realized and unrealized loss on investment and option transactions...................               122,304
                                                                                                        ---------
  Net increase in net assets from operations...............................................             $ 954,121
                                                                                                        ---------
                                                                                                        ---------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ENHANCED EQUITY PORTFOLIO                              JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

                                                                   Investments
                                                              ----------------------
                                                              Number of     Market
COMMON STOCKS                                                  Shares       Value
                                                              ---------   ----------
AEROSPACE & DEFENSE--6.89% OF NET ASSETS
  Boeing Co.                                                    1,558     $   82,671
  Delta Airlines Inc.                                             763         62,566
  Lockheed Martin Corp.                                           834         86,371
  Northrop Grumman Corp.                                        1,158        101,687
                                                                          ----------
                                                                             333,295
                                                                          ----------
AUTOS & TRUCKS--6.11%
  Ford Motor Co.                                                3,314        125,104
  General Motors Corp.                                          2,237        124,573
  Navistar International Corp.**                                2,654         45,781
                                                                          ----------
                                                                             295,458
                                                                          ----------
BANKS/SAVINGS & LOANS--7.79%
  Bankers Trust New York Corp.                                    853         74,211
  Chase Manhattan Corp.                                           842         81,727
  Citicorp                                                      1,127        135,874
  First Union Corp. (N.C.)                                        919         85,014
                                                                          ----------
                                                                             376,826
                                                                          ----------
BEVERAGES, FOOD & TOBACCO--3.83%
  Coca-Cola Co.                                                   980         66,150
  ConAgra, Inc.                                                 1,715        109,975
  Philip Morris Companies, Inc.                                   206          9,141
                                                                          ----------
                                                                             185,266
                                                                          ----------
CHEMICALS--2.70%
  Dow Chemical Co.                                              1,258        109,603
  Monsanto Co.                                                    493         21,230
                                                                          ----------
                                                                             130,833
                                                                          ----------
COMPUTERS--3.71%
  International Business Machines Corp.                         1,076         97,042
  Unisys Corp.**                                               10,812         82,441
                                                                          ----------
                                                                             179,483
                                                                          ----------
CONSUMER DURABLES--0.26%
  Snap-On Inc.                                                    314         12,364
                                                                          ----------
COSMETICS--2.13%
  Alberto-Culver Co. Class B                                    3,680        103,040
                                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                   Investments
                                                              ----------------------
                                                              Number of     Market
COMMON STOCKS (CONTINUED)                                      Shares       Value
                                                              ---------   ----------
ELECTRONICS--5.88%
  Emerson Electric Co.                                            215     $   11,838
  General Electric Co.                                          1,383         90,414
  Intel Corp.                                                     554         78,564
  Tektronix Inc.                                                1,731        103,860
                                                                          ----------
                                                                             284,676
                                                                          ----------
ENTERTAINMENT & LEISURE--1.79%
  King World Productions, Inc.                                    445         15,575
  The Walt Disney Co.                                             883         70,861
                                                                          ----------
                                                                              86,436
                                                                          ----------
FINANCIAL SERVICES & BROKERS--1.62%
  Morgan Stanley, Dean Witter, Discover & Co.                   1,823         78,503
                                                                          ----------
FOOD PROCESSING & WHOLESALE--0.99%
  Pepsico, Inc.                                                 1,095         41,131
  SuperValu Stores                                                195          6,727
                                                                          ----------
                                                                              47,858
                                                                          ----------
FOREST PRODUCTS & PAPER--0.91%
  Kimberly Clark Corp.                                            888         44,178
                                                                          ----------
HEALTH CARE--4.26%
  Boston Scientific Corp.**                                     1,721        105,734
  Guidant Corp.                                                   274         23,290
  Humana Inc.**                                                 3,332         77,052
                                                                          ----------
                                                                             206,076
                                                                          ----------
HOUSEHOLD PRODUCTS/WARES--1.46%
  Proctor & Gamble Co.                                            500         70,625
                                                                          ----------
INSURANCE--5.56%
  American International Group, Inc.                               74         11,054
  CIGNA Corp.                                                     578        102,595
  Marsh & McLennan Co's., Inc.                                  1,130         80,653
  Transamerica Corp.                                              798         74,663
                                                                          ----------
                                                                             268,965
                                                                          ----------
IRON AND STEEL--0.75%
  Inland Steel Industries, Inc.                                 1,389         36,288
                                                                          ----------
LODGING & RESTAURANTS--2.03%
  Darden Restaurants, Inc.                                     10,835         98,192
                                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ENHANCED EQUITY PORTFOLIO (CONTINUED)                  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

                                                                   Investments
                                                              ----------------------
                                                              Number of     Market
COMMON STOCKS (CONTINUED)                                      Shares       Value
                                                              ---------   ----------
MACHINERY--5.66%
  Caterpillar Inc                                                 799     $   85,793
  Cummins Engine Co., Inc.                                      1,130         79,736
  Grainger (W.W.), Inc.                                            81          6,333
  NACCO Industries, Inc., Class A                               1,809        102,095
                                                                          ----------
                                                                             273,957
                                                                          ----------
MINING--0.79%
  Freeport-McMoRan Copper & Gold, Inc., Class B                 1,230         38,284
                                                                          ----------
OFFICE EQUIPMENT--0.74%
  Harris Corp.                                                    429         36,036
                                                                          ----------
OIL/GAS DOMESTIC--1.82%
  Occidental Petroleum                                          3,063         76,766
  Union Pacific Resources Group Inc.                              444         11,045
                                                                          ----------
                                                                              87,811
                                                                          ----------
OIL/GAS INTERNATIONAL--9.77%
  Amoco Corp.                                                   1,411        122,669
  Chevron Corp.                                                   274         20,259
  Enron Corp.                                                   1,768         72,156
  Exxon Corp.                                                   1,384         85,116
  Mobil Corp.                                                   1,354         94,611
  Texaco, Inc.                                                    716         77,865
                                                                          ----------
                                                                             472,676
                                                                          ----------
PHARMACEUTICALS & BIOTECHNOLOGY--9.85%
  Abbott Laboratories                                             532         35,511
  Bristol Myers Squibb Co.                                        718         58,158
  Johnson & Johnson                                             1,410         90,768
  Merck & Co.                                                   1,858        192,303
  Warner-Lambert Co.                                              803         99,773
                                                                          ----------
                                                                             476,513
                                                                          ----------
RETAIL--GENERAL/DEPARTMENT--1.58%
  Sears Roebuck & Co.                                           1,424         76,540
                                                                          ----------
TELECOMMUNICATION UTILITIES--11.00%
  Bell Atlantic Corp.                                             380         28,833
  G T E Corp.                                                   2,837        124,473
  Lucent Technologies, Inc.                                     1,386         99,879
  SBC Communications, Inc.                                      2,018        124,864
  U. S. WEST Communications, Inc.                               1,938         73,038
  U. S. WEST Media Group**                                      3,996         80,919
                                                                          ----------
                                                                             532,006
                                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                   Investments
                                                              ----------------------
                                                              Number of     Market
COMMON STOCKS (CONTINUED)                                      Shares       Value
                                                              ---------   ----------
UTILITIES--0.00%
  Duke Energy Corp.                                                 1     $       48
                                                                          ----------
TOTAL COMMON STOCKS--99.88%
  (Cost $4,447,638)                                                        4,832,233
                                                                          ----------
EXCESS OTHER ASSETS OVER LIABILITIES--0.12%                                    5,645
                                                                          ----------
NET ASSETS--(100%)                                                        $4,837,878
                                                                          ----------
                                                                          ----------

**NON-INCOME PRODUCING
________________________________________________________________________________

TEN LARGEST HOLDINGS

                                               Percent of                                                Percent of
                                               Net Assets                                                Net Assets
                                               ----------                                                ----------
1. Merck & Co.                                    4.0%    6. G T E Corp.                                    2.6%
2. Citicorp                                       2.8     7. Amoco Corp.                                    2.5
3. Ford Motor Co.                                 2.6     8. ConAgra, Inc.                                  2.3
4. SBC Communications, Inc.                       2.6     9. Dow Chemical Corp.                             2.3
5. General Motors Corp.                           2.6     10. Boston Scientific Corp.                       2.2

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           ENHANCED EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Securities portfolio at market value (identified cost $4,447,638)...................................  $4,832,233
  Dividends receivable................................................................................       4,112
  Receivable from investment advisor..................................................................       2,092
  Interest receivable.................................................................................       2,241
  Receivable for shares sold..........................................................................       1,000
  Unamortized organization expense....................................................................       1,921
                                                                                                        ----------
    Total assets......................................................................................   4,843,599
                                                                                                        ----------
LESS LIABILITIES:
  Accrued expenses....................................................................................         990
  Payable for variation margin on futures.............................................................       3,325
  Overdraft payable...................................................................................       1,383
  Dividend payable....................................................................................          23
                                                                                                        ----------
    Total liabilities.................................................................................       5,721
                                                                                                        ----------
  Net assets..........................................................................................  $4,837,878
                                                                                                        ----------
                                                                                                        ----------
REPRESENTED BY:
  Paid in capital.....................................................................................  $4,112,626
  Undistributed net investment income.................................................................       2,443
  Undistributed net realized gain.....................................................................     343,071
  Unrealized appreciation/depreciation on:
    Investments.......................................................................................     384,595
    Futures...........................................................................................      (4,857)
                                                                                                        ----------
                                                                                                        $4,837,878
                                                                                                        ----------
                                                                                                        ----------
  Net asset value, purchase and redemption price per outstanding capital share (344,629 capital shares
    outstanding)......................................................................................  $    14.04
                                                                                                        ----------
                                                                                                        ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           ENHANCED EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 1997 (UNAUDITED)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 1997     YEAR ENDED
                                                                                   (UNAUDITED)   DECEMBER 31, 1996
                                                                                  -------------  -----------------
OPERATIONS:
  Net investment income.........................................................   $    20,699      $    44,694
  Net realized gain on investment and option transactions.......................       344,684          784,299
  Change in unrealized appreciation on investments and options..................       149,275         (197,964)
                                                                                  -------------  -----------------
    Increase in net assets from operations......................................       514,658          631,029
                                                                                  -------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....................................................       (18,256)         (44,694)
  From net realized gains.......................................................       --              (784,299)
  In excess of net realized gains...............................................       --                (1,613)
                                                                                  -------------  -----------------
    Decrease in net assets from distributions...................................       (18,256)        (830,606)
                                                                                  -------------  -----------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 183,144 and 72,792 capital shares for six months ended
    June 30, 1997 and year ended December 31, 1996, respectively................     2,471,822        1,003,474
  Proceeds from 1,331 and 68,061 capital shares issued upon reinvestment of distributions for six months ended June 30, 1997 and year ended December 31,
    1996, respectively..........................................................        18,041          826,051
  Cost of 131,009 and 28,811 capital shares redeemed for six months ended June
    30, 1997 and year ended December 31, 1996, respectively.....................    (1,667,028)        (428,908)
                                                                                  -------------  -----------------
    Increase in net assets from fund share transactions.........................       822,835        1,400,617
                                                                                  -------------  -----------------
  Net increase in net assets....................................................     1,319,237        1,201,040
    Net assets, beginning of period.............................................     3,518,641        2,317,601
                                                                                  -------------  -----------------
    Net assets, end of period...................................................   $ 4,837,878      $ 3,518,641
                                                                                  -------------  -----------------
                                                                                  -------------  -----------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           ENHANCED EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
  Dividend...................................................  $  27,911
  Interest...................................................      6,927
                                                               ---------
    Total investment income..................................     34,838
                                                               ---------
EXPENSES:
  Investment advisory and management fees....................      9,472
  Administrative fees........................................      7,326
  Registration fees..........................................      4,088
  Amortization of organization cost..........................      2,264
  Custodian fees.............................................      1,263
  Audit and tax fees.........................................      1,416
  Printing fees..............................................        236
  Trustees' fees and expenses................................        204
  Legal fees.................................................         63
  Miscellaneous fees.........................................         30
                                                               ---------
    Total expenses...........................................     26,362
                                                               ---------
  Reimbursed expenses by the adviser.........................    (12,223)
                                                               ---------
  Net expenses...............................................     14,139
                                                               ---------
  Net investment income (loss)...............................     20,699
                                                               ---------
NET REALIZED & UNREALIZED GAINS ON INVESTMENT AND
 OPTION TRANSACTIONS:
  Net realized gain on:
    Investments...................................  $ 301,692
    Options.......................................      1,980
    Futures.......................................     41,012
                                                    ---------
Total net realized gain......................................    344,684
  Change in unrealized appreciation/depreciation:
    Investments and options.......................    154,132
    Futures.......................................     (4,857)
                                                    ---------
  Total net change in unrealized appreciation/depreciation...    149,275
                                                               ---------
  Net realized and unrealized gains on investment and option
 transactions................................................    493,959
                                                               ---------
  Net increase in net assets from operations.................  $ 514,658
                                                               ---------
                                                               ---------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SHORT-TERM GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            SIX
                                          MONTHS
                                           ENDED
                                           JUNE                                         ONE MONTH
                                            30,          YEAR ENDED DECEMBER 31           ENDED
                                           1997    ----------------------------------  DECEMBER 31
                                          (UNAUDITED)  1996  1995     1994     1993       1992
                                          -------  -------  -------  -------  -------  -----------
Net asset value, beginning of period....  $ 9.83   $  9.98  $  9.55  $ 10.03  $ 10.03    $ 10.00
                                          -------  -------  -------  -------  -------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................    0.27      0.62     0.56     0.48     0.53       0.05
  Net realized and unrealized gains
    (losses) on investments.............   (0.06 )   (0.10)    0.43    (0.48)    0.00       0.03
                                          -------  -------  -------  -------  -------  -----------
    Total from investment operations....    0.21      0.52     0.99     0.00     0.53       0.08
                                          -------  -------  -------  -------  -------  -----------
LESS DISTRIBUTIONS:
  From net investment income............    0.27      0.66     0.56     0.48     0.53       0.05
  Return of capital.....................    0.00      0.01     0.00     0.00     0.00       0.00
                                          -------  -------  -------  -------  -------  -----------
    Total distributions.................    0.27      0.67     0.56     0.48     0.53       0.05
                                          -------  -------  -------  -------  -------  -----------
Net asset value, end of period..........  $ 9.77   $  9.83  $  9.98  $  9.55  $ 10.03    $ 10.03
                                          -------  -------  -------  -------  -------  -----------
                                          -------  -------  -------  -------  -------  -----------
TOTAL RETURN............................    2.20 %    5.28%   10.65%    0.00%    5.37%      9.38%
                                          -------  -------  -------  -------  -------  -----------
                                          -------  -------  -------  -------  -------  -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........  $1,049   $ 1,008  $27,880  $24,481  $26,097    $ 7,619
Ratio of expenses to average net
 assets(1)..............................    4.54 %+    0.76%    0.82%    0.85%    0.75%      0.77%+
Ratio of net investment income to
 average net assets.....................    5.56 %+    5.99%    5.76%    5.37%    4.91%      5.45%+
Portfolio turnover rate.................    0.00 %   31.48%   10.15%    3.21%   85.69%      0.00%

(1) Gross of Adviser reimbursed expenses. With expense reduction, such ratios would have been 0.60%+, 0.56%, 0.50%, 0.45%, 0.45%, and 0.45%+ for the six
    months ended June 30, 1997, for each of the years in the periods ended December 31, 1996, and for the month ended December 31, 1992, respectively.

+ Annualized

MASTER FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            SIX
                                          MONTHS
                                           ENDED
                                           JUNE                                            ONE MONTH
                                            30,          YEAR ENDED DECEMBER 31              ENDED
                                           1997    -----------------------------------    DECEMBER 31
                                          (UNAUDITED)  1996  1995     1994      1993         1992
                                          -------  -------  -------  ------    -------    -----------
Net asset value, beginning of period....  $10.27   $ 10.41  $  9.50  $10.26    $ 10.06      $10.00
                                          -------  -------  -------  ------    -------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................    0.28      0.58     0.61    0.64       0.67        0.04
  Net realized and unrealized gains
    (losses) on investment and option
    transactions........................    0.04     (0.01)    0.91   (0.75)      0.41        0.06
                                          -------  -------  -------  ------    -------    -----------
    Total from investment operations....    0.32      0.57     1.52   (0.11)      1.08        0.10
                                          -------  -------  -------  ------    -------    -----------
LESS DISTRIBUTIONS:
  From net investment income............    0.28      0.58     0.61    0.64       0.67        0.04
  From net realized gains...............    0.00      0.12     0.00    0.01       0.21        0.00
  In excess of net realized gains.......    0.00      0.01     0.00    0.00       0.00        0.00
                                          -------  -------  -------  ------    -------    -----------
  Total distributions...................    0.28      0.71     0.61    0.65       0.88        0.04
                                          -------  -------  -------  ------    -------    -----------
Net asset value, end of period..........  $10.31   $ 10.27  $ 10.41  $ 9.50    $ 10.26      $10.06
                                          -------  -------  -------  ------    -------    -----------
                                          -------  -------  -------  ------    -------    -----------
TOTAL RETURN............................    3.19 %    5.69%   16.43%  (1.04)%    10.94%      13.09%
                                          -------  -------  -------  ------    -------    -----------
                                          -------  -------  -------  ------    -------    -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........  $31,038  $28,926  $24,868  $6,155    $ 8,066      $9,219
Ratio of expenses to average net
 assets(1)..............................    0.90 %+    0.97%    1.03%   1.17%     1.04%       1.05%+
Ratio of net investment income to
 average net assets.....................    5.61 %+    5.66%    5.99%   7.16%     6.39%       5.63%+
Portfolio turnover rate.................   10.56 %   21.95%   31.82%  44.30%    105.39%       0.00%
Average commission rate(2)..............  $0.0220  $0.0418  $0.0277

(1) Gross of Adviser reimbursed expenses and expenses indirectly paid through broker arrangements. With both expense reductions, such ratios would have been 0.72%, 0.69%, .060%, 0.60% and 0.60%+ for each of the years in the periods ended December 31, 1996 and for the month ended December 31, 1992, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

+ Annualized

ENHANCED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            SIX
                                          MONTHS
                                           ENDED
                                           JUNE                                         ONE MONTH
                                            30,          YEAR ENDED DECEMBER 31           ENDED
                                           1997    ----------------------------------  DECEMBER 31
                                          (UNAUDITED)  1996  1995     1994     1993       1992
                                          -------  -------  -------  -------  -------  -----------
Net asset value, beginning of period....  $12.09   $ 12.94  $  9.83  $ 10.15  $ 10.02    $ 10.00
                                          -------  -------  -------  -------  -------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................    0.07      0.21     0.23     0.28     0.40       0.01
  Net realized and unrealized gains
    (losses) on investments and
    options.............................    1.94      2.74     3.22    (0.32)    0.62       0.02
                                          -------  -------  -------  -------  -------  -----------
      Total from investment
        operations......................    2.01      2.95     3.45    (0.04)    1.02       0.03
                                          -------  -------  -------  -------  -------  -----------
LESS DISTRIBUTIONS:
  From net investment income............    0.06      0.21     0.23     0.28     0.40       0.01
  From net realized gains...............    0.00      3.58     0.11     0.00     0.37       0.00
  In excess of net realized gains.......    0.00      0.01     0.00     0.00     0.00       0.00
  Return of capital.....................    0.00      0.00     0.00     0.00     0.12       0.00
                                          -------  -------  -------  -------  -------  -----------
  Total distributions...................    0.06      3.80     0.34     0.28     0.89       0.01
                                          -------  -------  -------  -------  -------  -----------
Net asset value, end of period..........  $14.04   $ 12.09  $ 12.94  $  9.83  $ 10.15    $ 10.02
                                          -------  -------  -------  -------  -------  -----------
                                          -------  -------  -------  -------  -------  -----------
TOTAL RETURN............................   16.65 %   22.95%   35.36%   (0.37)%   10.07%      4.08%
                                          -------  -------  -------  -------  -------  -----------
                                          -------  -------  -------  -------  -------  -----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)........  $4,838   $ 3,519  $ 2,318  $ 1,511  $   903    $12,823
Ratio of expenses to average net
 assets(1)..............................    1.67 %+    1.51 (1)    1.33 (1)    1.35%    1.35%      1.07%+
Ratio of net investment income to
 average net assets.....................    1.31 %+    1.53%    2.02%    3.24%    2.16%      1.66%+
Portfolio turnover rate.................  113.80 %  179.47%   10.15%   24.75%   76.34%     25.20%
Average commission rate(2)..............  $0.0272  $0.0658  $0.0431

(1) Gross of Adviser reimbursed expenses and expenses paid indirectly through broker arrangements.With both expense reductions, such ratios would have been 0.90%+, 0.91%, 0.50%, 0.24%, 0.57%, and 0.70% for the six months ended
    June 30, 1997, for each of the years in the periods ended December 31, 1996, and for the month ended December 31, 1992, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

+ Annualized

                            THE ANALYTIC SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Analytic Series Fund (the "Fund") was organized on November 18, 1992, under the laws of the state of Delaware, and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end diversified investment company or "mutual fund" consisting of three separate portfolios. These portfolios are : the Short-Term Government Portfolio, the Master Fixed Income Portfolio and the Enhanced Equity Portfolio. Operations commenced on November 30, 1992.

The Investment objective of each of the portfolios are as follows:

  SHORT-TERM GOVERNMENT PORTFOLIO--to provide a high level of income consistent with both low fluctuations in market value and low credit risk. At least 80% of the total assets of the portfolio will be invested in U.S. government securities.

  MASTER FIXED INCOME PORTFOLIO--to provide above-average total returns from a diversified bond portfolio consisting primarily of domestic government, corporate, and mortgage-related fixed income securities.

  ENHANCED EQUITY PORTFOLIO--to provide above-average total returns from a diversified equity portfolio which consists primarily of domestic common stocks and related investments such as options and futures.

DERIVATIVE FINANCIAL INSTRUMENTS--Each portfolio may utilize various call option, put option, and financial futures strategies in pursuit of its objective. These techniques will be used to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the portfolio to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock or bond markets, and not for speculation. The Portfolios will only write covered call and cash secured put options.

BASIS OF PRESENTATION--The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of the financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION--Common stocks and outstanding options are recorded at market value. Investments traded on securities exchanges are valued at the last sale price on the day of the valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Fixed income securities are valued on the basis of prices provided by a pricing service. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valved at amortized cost, if it approximates market value. Securities for which quotations are not readily available, including circumstances in which it is determined by Analytic-TSA Global Asset Management, Inc. (the "Adviser") the bid or asked prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees.

INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses from investment transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

OPTION ACCOUNTING PRINCIPLES--When a covered put or call option is written in a portfolio, an amount equal to the premium received by the portfolio is included in the portfolio's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the portfolio enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When a portfolio writes a covered put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the portfolio enters into a closing purchase transaction, the portfolio will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the portfolio uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

THE SHARE PRICE OF EACH PORTFOLIO--The share price or "net asset value" per share of each portfolio is computed once daily at 4:30 P.M. Eastern Time, after the close of trading of the New York Stock Exchange and various option exchanges on each day the exchanges are open for trading. The share price for each portfolio is calculated by dividing the total value of the portfolio's assets, less the sum of liabilities and the value of outstanding options, by the outstanding shares of the portfolio.

FEDERAL INCOME TAXES--It is the Fund's intention to comply with the provisions of the Internal Revenue Code enabling each portfolio to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

The Short-Term Government has unused capital loss carryforwards of $793,913 at June 30, 1997 which will expire through December 31, 2001. These realized losses are intended to be used to offset future net capital gains.

Net unrealized appreciation/(depreciation) of investments and options held at June 30, 1997 since date of acquisition, was:

                                     AGGREGATE GROSS  AGGREGATE GROSS      NET
                                       UNREALIZED       UNREALIZED     UNREALIZED
                                          GAIN             LOSS        GAIN/(LOSS)
                                     ---------------  ---------------  -----------
Short-Term Government Portfolio....    $     1,285      $   (10,187)   $    (8,902)
Master Fixed Income Portfolio......        489,486         (802,215)      (312,729)
Enhanced Equity Portfolio..........        419,537          (34,942)       384,595

DISTRIBUTIONS TO SHAREHOLDERS--Distributions are recorded on the ex-dividend date. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore increase (decrease) taxable ordinary income available for distribution.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
(loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investment and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investment in securities are included with the net realized and unrealized gain or loss on investment securities.

ORGANIZATION EXPENSES--Organization expenses will be amortized over a period from November 30, 1992 not exceeding five years. In the event that the Adviser or any subsequent holder redeems any of its original shares prior to the end of the five year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized organization expenses as of the date of such a redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Adviser (or any subsequent holder) shall bear the unamortized organization expenses.

2.  ADVISORY SERVICES

The Adviser is a wholly-owned subsidiary of United Asset Management Corporation, a holding company that purchased all of the voting common stock of the adviser on May 9, 1985. The Adviser, subject to the control and direction of the Fund's board of trustees, manages and supervises the investment operations of the Fund and the composition of its portfolio, and makes recommendations to the trustees as to investment policies.

As compensation for furnishing investment advisory management and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement each portfolio of the Fund pays the Adviser an annual fee based on the average daily net assets of that portfolio. These annual fee schedules are:

Short-Term Government Portfolio...............................       0.30%
Master Fixed Income Portfolio.................................       0.45%
Enhanced Equity Portfolio.....................................       0.60%

The Adviser voluntarily agreed to reimburse expenses that exceeded the following percentages of average daily net assets for the respective periods:

                                                         JUNE            DECEMBER 31,
                                                          30,    -----------------------------
                                                         1997    1996    1995    1994    1993
                                                         -----   -----   -----   -----   -----
Short-Term Government Portfolio........................   .60%     .60%   .50%    .45%    .45%
Master Fixed Income Portfolio..........................   --       .80%   .70%    .60%    .60%
Enhanced Equity Portfolio..............................  1.00%    1.00%   .80%    .70%    .70%

At June 30, 1997, five officers and one trustee of the Fund are also officers and director of the Adviser.

3.  ADMINISTRATION SERVICES

Effective May 15, 1997, UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Fund under a Fund Administration Agreement (the "Administration Agreement"). Pursuant to the agreement, the Administrator is entitled to receive annual fees, (computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion). The fees are allocated among the portfolios of other funds administered by UAM Fund Services, Inc. and the Analytic Series Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.06% of average daily net assets of the Portfolio. Also effective May 15, 1997 the Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a wholly owned subsidiary of the Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, and transfer agent services. Pursuant to the Mutual Funds Services Agreement, the Administrator pays CGFSC a monthly fee. For the period May 15, 1997 to June 30, 1997, UAM Fund Services, Inc. earned the following amounts from the Portfolio as Administrator and paid the following portion to CGFSC for their services.

                                                                                                       PORTION PAID
                                                                                  ADMINSTRATION FEES     TO CGFSC
                                                                                  -------------------
Short-Term Government Portfolio.................................................       $   4,441         $   4,375
Master Fixed Income Portfolio...................................................           6,200             4,647
Enhanced Equity Portfolio.......................................................           4,575             4,200

Prior to May 15, 1997, the adviser served as the administrator fund accounting and transfer agent to the Analytic Funds. For its services the Adviser received annual fees, computed daily and payable monthly, based on the number of accounts and the average daily net assets of each portfolio. For the period January 1, 1997 to May 14, 1997 the Adviser earned the following amounts from the Portfolio as Administrator:

Short-Term Government......................................  $     794
Master Fixed Income........................................     22,308
Enhanced Equity............................................      2,751

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 1997, the cost basis of purchases and proceeds of sales (including $147,399 premiums for call options exercised in the Master Fixed Income Portfolio aggregated:

                                                                                          COST OF     PROCEEDS OF
                                                                                         PURCHASES       SALES
                                                                                        ------------  ------------
Short-Term Government Portfolio.......................................................  $    396,056  $    --
Master Fixed Income Portfolio.........................................................     2,320,120     2,517,573
Enhanced Equity Portfolio.............................................................     4,577,215     3,605,125

Transactions in option contracts written in the Master Fixed Income Portfolio were as follows:

                                                                                            NUMBER OF
                                                                                            CONTRACTS    PREMIUMS
                                                                                           -----------  -----------
Outstanding at beginning of year.........................................................         749   $   357,637
Options written..........................................................................       2,915       737,012
Options terminated in closing purchase transactions......................................        (750)     (185,375)
Options exercised........................................................................        (373)     (156,970)
Options expired..........................................................................        (461)     (162,424)
                                                                                           -----------  -----------
Outstanding at June 30, 1997.............................................................       2,080       589,880
                                                                                           -----------  -----------
                                                                                           -----------  -----------

Transactions in option contracts written in the Enhanced Equity Portfolio were as follows:

                                                                                              NUMBER OF
                                                                                              CONTRACTS     PREMIUMS
                                                                                            -------------  ----------
Outstanding at beginning of year..........................................................            0    $        0
Options written...........................................................................          155        52,128
Options terminated in closing purchase transactions.......................................          (58)      (18,922)
Options exercised.........................................................................           (5)            0
Options expired...........................................................................          (92)      (33,206)
                                                                                                    ---    ----------
Outstanding at June 30, 1997..............................................................            0             0
                                                                                                    ---    ----------
                                                                                                    ---    ----------

At June 30, 1997, portfolio securities valued at $5,467,500 were held in escrow by the custodian in connection with covered call options written in the Master Fixed Income Portfolio. There were no option contracts outstanding at June 30, 1997 in the Enhanced Equity Portfolio, and there were no option contracts written in the Short-Term Government Portfolio during the six months ended June 30, 1997.

5.  FUTURES CONTRACTS

At June 30, 1997, the following Portfolios had future contracts open:

                                                                                                           UNREALIZED
                                                                                AGGREGATE                 APPRECIATION
                                                                 NUMBER OF      FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                                                        CONTRACTS        (000)         DATE          (000)
------------------------------------------------------------  ---------------  ------------  -----------  -------------
Purchases:
MASTER FIXED INCOME
  U.S. Treasury 10 yr. note.................................             8     $    863,000      Sep-97    $     4,459
  U.S. Treasury Long Bond...................................            18        1,999,125      Sep-97         21,284
ENHANCED EQUITY
  S&P 500...................................................             1          445,125      Sep-97          4,857
Sales:
MASTER FIXED INCOME
  U.S. Treasury 5 yr. Note..................................            60        6,353,438      Sep-97        (24,680)

6.  AFFILIATED SHAREHOLDERS

At June 30, 1997, excluding ownership by the Adviser's retirement plan, certain officers and trustees owned less than 5% of the Enhanced Equity Portfolio of the Fund.

7.  OTHER

At June 30, 1997 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                                                                NO. OF               %
PORTFOLIO                                                                                    SHAREHOLDERS        OWNERSHIP
----------------------------------------------------------------------------------------  -------------------  -------------
Short-Term Government...................................................................               2                58
Master Fixed Income.....................................................................               1                88
Enhanced Equity.........................................................................               2                51

OFFICERS AND TRUSTEES
CHAIRMAN OF THE
BOARD OF TRUSTEES....  Michael F. Koehn
TRUSTEE..............  Michael D. Butler
TRUSTEE..............  Robertson Whittemore
PRESIDENT............  Harindra de Silva
EXECUTIVE VICE
PRESIDENT AND
SECRETARY............  Charles L. Dobson
TREASURER............  Gregory M. McMurran
SENIOR VICE
PRESIDENT............  Angelo A. Cavello
SENIOR VICE
PRESIDENT............  Marie Nastasi Arlt

          INVESTMENT ADVISOR
          Analytic-TSA Global Asset Management, Inc.
          700 South Flower Street, Suite 2400
          Los Angeles, CA 90017

          TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
          AND SHAREHOLDER RELATIONS SERVICING AGENT
          UAM Fund Services, Inc.
          211 Congress Street
          Boston, MA 02110

          CUSTODIAN
          The Union Bank of California, N.A.
          Mutual Fund Services
          475 Sansome Street, 11th Floor
          San Francisco, CA 94111

          COUNSEL
          Paul, Hastings, Janofsky & Walker LLP
          555 South Flower Street
          Los Angeles, CA 90071

          INDEPENDENT ACCOUNTANTS
          Deloitte & Touche LLP
          1000 Wilshire Blvd.
          Los Angeles, CA 90017

          THE ANALYTIC SERIES FUND
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA 02108
          Phone: (800) 374-2633

                                  ANALYTICFUNDS
                                   THE ANALYTIC
                                   SERIES FUND
----------------------

                                  ENHANCED EQUITY
                                MASTER FIXED INCOME
                               SHORT-TERM GOVERNMENT

                                SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                                                  MEMBER OF
                                               100% NO-LOAD-TM-
                                             MUTUAL FUND COUNCIL
----------------------------------------------------------------